Schedule of Amounts Charged by Maritime Included in the Accompanying Consolidated Statements of Comprehensive Loss (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Related Party Transaction [Line Items]
Ship-management Fees	$ 728	$ 702	$ 716
Total	11,623	12,481	12,454
Related Party [Member]
Related Party Transaction [Line Items]
Charter hire commissions	575	735	322
Ship-management Fees	728	702	716
Administration Fees	1,812	1,652	1,632
Total	$ 3,115	$ 3,089	$ 2,670